Note 8 - Earnings (loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2022	2023
Income:
Net income / (loss)	21,112,528	(2,724,573)
Weighted average common shares – outstanding, basic	2,872,966	2,782,000
Basic earnings / (loss) per share	7.35	(0.98)

Effect of dilutive securities:
Dilutive effect of unvested shares	38,771	-
Weighted average common shares – outstanding, diluted	2,911,737	2,782,000
Diluted earnings / (loss) per share	7.25	(0.98)